REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Revenue	$ 840,755	$ 778,308	$ 686,362
At a point in time
REVENUE
Revenue	840,755	778,308	686,362
Haidilao restaurant operations
REVENUE
Revenue	790,032	747,296	661,162
Delivery business
REVENUE
Revenue	18,954	11,293	9,807
Others
REVENUE
Revenue	$ 31,769	$ 19,719	$ 15,393